INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in the net deferred income tax liability
Balance at beginning of year	$ (690.9)	$ (588.2)
Recognized in income as continuing operations	(11.7)	(132.4)
Recognized in other comprehensive income	(3.8)	28.9
Acquisition of tax deductions	(14.4)
Other	(0.9)	0.8
Balance at end of year	$ (692.9)	$ (690.9)